K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

September 28, 2018
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
Registration Statement on Form N-14

Dear Sir or Madam:

Transmitted herewith for filing on behalf of First Investors Life Series Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is a registration statement for the Trust on Form N-14 (the “Registration Statement”).  The Registration Statement includes, among other things, a Combined Information Statement and Prospectus to be delivered to owners of variable annuity contracts or variable life insurance policies issued by participating insurance companies who, as of the record date, had net premiums or contributions allocated to the investment divisions of a participating insurance company’s separate account or accounts that are invested in shares of beneficial interest of First Investors Life Series Government Fund and/or First Investors Life Series Balanced Income Fund.  At a meeting held on April 18-19, 2018, the Trustees of the Trust approved the reorganizations of First Investors Life Series Government Fund into First Investors Life Series Limited Duration Bond Fund and First Investors Life Series Balanced Income Fund into First Investors Life Series Total Return Fund (the “Reorganizations”).  First Investors Life Series Limited Duration Bond Fund and First Investors Life Series Total Return Fund are each also series of the Trust.  The Reorganizations do not require a shareholder vote.
Pursuant to Rule 488 under the 1933 Act, it is proposed that the Registration Statement become effective on the 30th day after the date of this filing.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.
Very truly yours, /s/ Kathy Kresch Ingber Kathy Kresch Ingber

cc:	Mary Najem
Foresters Investment Management Company, Inc.